AUGUST 7, 2006 SUPPLEMENT
TO
MONTEAGLE FIXED INCOME FUND
PROSPECTUS DATED JULY 14, 2006

The purpose of this Supplement is to correct a clerical error found in the charts on page 4 and 5 of the July 14, 2006 Prospectus.

The corrected charts (provided in their entirety) are as follows:

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees [1]	0.965%
Distribution (12b-1) Fees	None
Other Expenses [2]	0.02%

Total Annual Fund Operating Expenses	0.985%

¹	Management fees include all investment advisory, custodial, administrative and other services.
[2]
Based on estimated amounts. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses, independent Trustee expenses and other extraordinary expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$314	$544	$1,207

AUGUST 7, 2006 SUPPLEMENT
TO
MONTEAGLE LARGE CAP GROWTH FUND
PROSPECTUS DATED JUNE 30, 2006

The purpose of this Supplement is to correct a clerical error found in the charts on page 4 and 5 of the June 30, 2006 Prospectus.

The corrected charts (provided in their entirety) are as follows:

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees [1]	1.19%
Distribution (12b-1) Fees	None
Other Expenses [2]	0.02%

Total Annual Fund Operating Expenses	1.21%

¹	Management fees include all investment advisory, custodial, administrative and other services.
[2]
Based on estimated amounts. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses, independent Trustee expenses and other extraordinary expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$123	$384	$655	$1,466

AUGUST 7, 2006 SUPPLEMENT
TO
MONTEAGLE QUALITY GROWTH FUND
PROSPECTUS DATED JULY 5, 2006

The purpose of this Supplement is to correct a clerical error found in the charts on page 4 and 5 of the July 5, 2006 Prospectus.

The corrected charts (provided in their entirety) are as follows:

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees [1]	1.20%
Distribution (12b-1) Fees	None
Other Expenses [2]	0.02%

Total Annual Fund Operating Expenses	1.22%

¹	Management fees include all investment advisory, custodial, administrative and other services.
[2]
Based on estimated amounts. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses, independent Trustee expenses and other extraordinary expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$387	$670	$1,477

AUGUST 7, 2006 SUPPLEMENT
TO
MONTEAGLE SELECT VALUE FUND
PROSPECTUS DATED JULY 5, 2006

The purpose of this Supplement is to correct a clerical error found in the charts on page 4 and 5 of the July 5, 2006 Prospectus.

The corrected charts (provided in their entirety) are as follows:

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees [1]	1.20%
Distribution (12b-1) Fees	None
Other Expenses [2]	0.02%

Total Annual Fund Operating Expenses	1.22%

¹	Management fees include all investment advisory, custodial, administrative and other services.
[2]
Based on estimated amounts. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses, independent Trustee expenses and other extraordinary expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$387	$670	$1,477

AUGUST 7, 2006 SUPPLEMENT
TO
MONTEAGLE VALUE FUND
PROSPECTUS DATED JUNE 30, 2006

The purpose of this Supplement is to correct a clerical error found in the charts on page 4 and 5 of the June 30, 2006 Prospectus.

The corrected charts (provided in their entirety) as follows:

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees [1]	1.20%
Distribution (12b-1) Fees	None
Other Expenses [2]	0.02%

Total Annual Fund Operating Expenses	1.22%

¹	Management fees include all investment advisory, custodial, administrative and other services.
[2]
Based on estimated amounts. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses, independent Trustee expenses and other extraordinary expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$387	$670	$1,477